Dividends	12 Months Ended
Mar. 31, 2025
Dividends [Abstract]
DIVIDENDS
16.	DIVIDENDS

The Company declared two dividend payments during the fiscal year ended March 31, 2023: a dividend of $0.15 per share that was paid on October 7, 2022 and a dividend of $0.05 per share that was paid on January 5, 2023.

The Company declared two dividend payments during the fiscal year ended March 31, 2024: a dividend of $0.1 per share that was paid on July 12, 2023 and a dividend of $0.05 per share that was paid on December 23, 2023.

The Company declared three dividend payments during the fiscal year ended March 31, 2025: a dividend of $0.05 per share that was paid on May 3, 2024, a dividend of $0.02 per share that was paid on October 11, 2024 and a dividend of $0.05 per share that was paid on December 24, 2024.